Events After the Balance Sheet Date (Detail) - GBP (£) £ in Millions	Jul. 31, 2018	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Assets		£ 316,632	£ 314,505	£ 314,765
Liabilities		£ 300,063		£ 298,560
Ring Fencing Plan [member] | Banco Santander Group [member]
Disclosure of non-adjusting events after reporting period [line items]
Assets	£ 22,900
Liabilities	£ 20,700